Income taxes - Movement in deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement in deferred tax assets
At the beginning	¥ 154,333	¥ 168,552
Charged to profit or loss	5,845	(14,081)
Exchange rate difference	1,439	(138)
At the end	161,617	154,333
Unused tax losses
Movement in deferred tax assets
At the beginning	31,696	34,253
Charged to profit or loss	(8,499)	(2,536)
Exchange rate difference	239	(21)
At the end	23,436	31,696
Intra-group unrealized profits
Movement in deferred tax assets
At the beginning	11,097	14,696
Charged to profit or loss	11,944	(3,556)
Exchange rate difference	111	(43)
At the end	23,152	11,097
Credit loss and impairment
Movement in deferred tax assets
At the beginning	41,573	50,347
Charged to profit or loss	(3,519)	(8,673)
Exchange rate difference	628	(101)
At the end	38,682	41,573
Loss from waiver of intercompany receivables of discontinued operations
Movement in deferred tax assets
At the beginning	61,548	61,548
Charged to profit or loss	(675)
At the end	60,873	61,548
Others
Movement in deferred tax assets
At the beginning	8,419	7,708
Charged to profit or loss	6,594	684
Exchange rate difference	461	27
At the end	¥ 15,474	¥ 8,419